Revenues	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenues
Note 28. Revenues
28.1 Nature of goods sold and services
The information sets below described the core activities of the business units from which the Company generates its revenues. According to the standard, the performance obligation for the Company’s business units are satisfied in a point in time that the control of good and services are totally transferred to the customers. For detail information about business segments, see Note 27.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms

Coca-Cola FEMSA	Beverages sales
Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

Services revenues
Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

FEMSA Comercio – Proximity Division	Products sales
Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.

Commercial revenues
Includes mainly the commercialization of spaces into within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is render to the customer.

FEMSA Comercio – Health Division	Product sales
The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.

Services revenues
Rending of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.

FEMSA Comercio – Fuel Division	Services revenues
The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.

Others	Integral logistic services
Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily, monthly or based upon the customer request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

Production and sale of commercial refrigeration, plastic solutions and sale of equipment for food processing.
Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Design, manufacturing and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded. The recognition of other business lines is performed at the point of sale or in time the control of the product is transferred to the customer.

28.2 Disaggregation of revenue
The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues is recognized by the business units in the Company, is the point in the time in which control of goods and services is transferred in its entirely to the customer.

	Coca-Cola FEMSA						FEMSA Comercio – Proximity Division						FEMSA Comercio – Health Division						FEMSA Comercio – Fuel Division						Other Segments						Total
	2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017		2019		2018 (1)		2017
By geographic areas:
Mexico and Central America (2)	Ps.	109,249	Ps.	100,162	Ps.	92,643	Ps.	182,864	Ps.	166,040	Ps.	148,652	Ps.	8,170	Ps.	7,898	Ps.	7,359	Ps.	47,852	Ps.	46,936	Ps.	38,388	Ps.	32,217	Ps.	31,918	Ps.	29,211	Ps.	380,352	Ps.	352,954	Ps.	316,253
South America (3)		85,223		82,180		86,608		1,946		1,418		1,181		50,752		43,841		40,062		—		—		—		9,552		10,350		10,467		147,473		137,789		138,318
Venezuela		—		—		4,005		—		—		—		—		—		—		—		—		—		18		25		54		18		25		4,059

Total revenues		194,472		182,342		183,256		184,810		167,458		149,833		58,922		51,739		47,421		47,852		46,936		38,388		41,787		42,293		39,732		527,843		490,768		458,630

Consolidation adjustments		5,688		5,160		4,678		325		290		202		—		—		—		11		—		—		15,108		15,574		13,818		21,132		21,024		18,698
Consolidated revenues		188,784		177,182		178,578		184,485		167,168		149,632		58,922		51,739		47,421		47,841		46,936		38,388		26,679		26,719		25,913		506,711		469,744		439,932
By products and/or services
Products sold in the point-of-sale	Ps.	194,472	Ps.	182,342	Ps.	183,256	Ps.	184,810	Ps	167,458	Ps.	149,834	Ps.	58,922	Ps.	51,739	Ps.	47,421	Ps.	47,852	Ps.	46,936	Ps.	38,388	Ps.	13,198	Ps.	13,240	Ps.	12,667	Ps.	499,254	Ps.	461,715	Ps.	431,566
Services revenues		—		—		—		—		—		—		—		—		—		—		—		—		28,589		29,053		27,064		28,589		29,053		27,064
Consolidation adjustments		5,688		5,160		4,678		325		290		202		—		—		—		11		—		—		15,108		15,574		13,818		21,132		21,024		18,698

Consolidated revenues		188,784		177,182		178,578		184,485		167,168		149,632		58,922		51,739		47,421		47,841		46,936		38,388		26,679		26,719		25,913		506,711		469,744		439,932

(1)
For IFRS 15 adoption purposes, the Company applies the modified retrospective method in which no comparative information is restated for previous periods. The Company recognized no adjustment as a result of adopting IFRS 15.

(2)
Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 346,659, Ps. 319,792 and Ps. 288,783 and during the years ended December 31, 2019, 2018 and 2017, respectively.

(3)
South America includes Brazil, Argentina, Colombia, Chile, Uruguay, Ecuador and Venezuela, although Venezuela is shown separately above for 2017. South America revenues include Brazilian revenues of Ps. 67,076, Ps. 63,601 and Ps. 64,345 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Colombia revenues of Ps. 16,440, Ps. 19,245 and Ps. 17,545 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Argentina revenues of Ps. 6,857, Ps. 9,237 and Ps. 13,938 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Chile revenues of Ps. 45,276, Ps. 44,576 and Ps. 40,660 during the years ended December 31, 2019, 2018 and 2017, respectively. South America revenues include Uruguay revenue of Ps. 3,421 and Ps. 1,925 during the years ended in December 31, 2019 and 2018, respectively. South America revenues include Ecuador revenue of Ps. 6,539 during the year ended in December 31, 2019.

28.3 Contract balances
As of December 31, 2019, no significant cost was identified incurred to obtain or accomplished a contract that might be capitalized as assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate to it.
28.4 Transaction price assigned to remained performance obligations
No performance obligations were identified in customer contracts that are not included in the transaction price, as a result of identified variable considerations per each business unit are part of the transaction price through be consider highly probable that not occurs a significant reversion of the revenue amount.